Summary of Significant Accounting Policies (Revenue Recognition, Adoption of ASC 606, Revenues Disaggregated by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues Disaggregated by Products and Services [Line Items]
Revenues	$ 835,576	$ 749,890	$ 673,803
ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	835,576	749,890	673,803
Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	186,606	201,544	218,423
Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	648,970	548,346	455,380
Brand advertising [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	134,967	146,526	175,056
Sohu Media Portal [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	75,408	86,293	94,692
Sohu Media Portal [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	75,408	86,293	94,692
Sohu Media Portal [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Sohu Video [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	26,803	25,312	34,529
Sohu Video [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	26,803	25,312	34,529
Sohu Video [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Focus [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	22,013	23,281	32,120
Focus [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	22,013	23,281	32,120
Focus [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
17173.com Website [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	10,743	11,640	13,715
17173.com Website [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
17173.com Website [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	10,743	11,640	13,715
Online games [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	638,225	536,684	440,902
PC games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	469,332	353,737	267,752
PC games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
PC games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	469,332	353,737	267,752
Mobile games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	168,893	182,947	172,718
Mobile games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Mobile games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	168,893	182,947	172,718
Other games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues			432
Other games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues			0
Other games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues			432
Others [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	62,384	66,680	57,845
Others [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	62,382	66,658	57,082
Others [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	$ 2	$ 22	$ 763